STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks (99.33%)
Agriculture, Foods, & Beverage (9.18%)
Archer-Daniels-Midland Co.	3,477,500	$196,756,950
Coca-Cola Co., The	2,054,600	100,654,854
Kellogg Co.	930,000	53,670,300
McCormick & Company Inc.	857,200	72,244,816
Nestle SA ADR	609,147	63,850,789
PepsiCo Inc.	641,400	82,862,466

		570,040,175

Banks (3.28%)
M&T Bank Corp.	213,400	32,210,596
Northern Trust Corp.	422,700	40,211,451
U.S. Bancorp	710,821	35,541,050
Wells Fargo & Co.	2,643,100	95,600,927

		203,564,024

Building Materials & Construction (2.79%)
Vulcan Materials Co.	1,039,200	173,536,008

Chemicals (4.98%)
Air Products & Chemicals Inc.	830,000	212,164,600
Corteva Inc.	97,944	4,422,171
Dow Inc.	97,944	5,809,059
DuPont de Nemours Inc.	46,493	3,269,388
International Flavors & Fragrances Inc.	561,941	76,148,625
Novozymes A/S B Shares	124,344	7,685,410

		309,499,253

Computer Software & Services (9.58%)
Alphabet Inc. Class A (a)	112,635	227,737,833
Alphabet Inc. Class C (a)	5,916	12,050,064
Automatic Data Processing Inc.	109,900	19,124,798
Facebook Inc. Class A (a)	82,675	21,298,734
Microsoft Corp.	1,129,669	262,512,482
SAP SE	83,800	10,321,311
Texas Instruments Inc.	245,807	42,345,172

		595,390,394

Computers (10.05%)
Apple Inc.	5,148,868	624,351,734

Consumer & Marketing (5.98%)
AptarGroup Inc.	677,405	88,110,068
Colgate-Palmolive Co.	872,600	65,619,520
Procter & Gamble Co., The	1,765,155	218,049,597

		371,779,185

Electronic/Electrical Manufacturing (0.93%)
Emerson Electric Co.	126,400	10,857,760
General Electric Co.	3,744,419	46,955,014

		57,812,774

Health Care (18.29%)
Abbott Laboratories	847,500	101,513,550
AbbVie Inc.	847,500	91,309,650
Agilent Technologies Inc.	548,071	66,903,027
Amgen Inc.	190,085	42,753,918

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Eli Lilly and Co.	997,000	$204,275,330
Johnson & Johnson	2,481,600	393,234,336
Merck & Co. Inc.	296,750	21,549,985
Pfizer Inc.	2,239,031	74,985,148
Roche Holding AG Sponsored ADR	732,281	30,096,749
Zoetis Inc.	705,696	109,552,247

		1,136,173,940

Machinery & Manufacturing (12.87%)
3M Co.	564,000	98,733,840
ASML Holding NV NY Reg. Shares	364,933	206,949,855
Caterpillar Inc.	1,162,621	250,986,621
Deere & Co.	42,900	14,977,248
Donaldson Company Inc.	765,513	45,096,371
HNI Corp.	1,439,200	51,221,128
Illinois Tool Works Inc.	652,500	131,922,450

		799,887,513

Media & Broadcasting (8.30%)
Walt Disney Co., The (a)	2,728,640	515,822,106

Mining & Metals (2.93%)
BHP Group PLC	941,859	29,797,433
Nucor Corp.	531,200	31,776,384
Rio Tinto PLC	476,280	41,077,616
Rio Tinto PLC ADR	907,200	79,289,280

		181,940,713

Oil & Gas (4.32%)
Chevron Corp.	1,060,000	106,000,000
Exxon Mobil Corp.	2,615,200	142,188,424
Royal Dutch Shell PLC Class B	1,053,507	20,378,138

		268,566,562

Retailers (2.80%)
Walmart Inc.	1,339,100	173,975,872

Telecom & Telecom Equipment (2.31%)
AT&T Inc.	2,140,534	59,699,493
Corning Inc.	1,284,600	49,123,104
Verizon Communications Inc.	624,900	34,556,970

		143,379,567

Transportation (0.32%)
GATX Corp.	190,700	18,198,501
Wabtec Corp.	20,111	1,456,640

		19,655,141

Utilities & Energy (0.42%)
Duke Energy Corp.	306,966	26,273,220

Total Common Stocks
(cost $1,399,935,937)		6,171,648,181

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Shares	Value
Short-term Investments (0.52%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.04% (b)	32,286,608	$32,286,608
TOTAL INVESTMENTS (99.85%)
(cost $1,432,222,545)		6,203,934,789
OTHER ASSETS, NET OF LIABILITIES (0.15%)		9,533,413

NET ASSETS (100.00%)		$6,213,468,202

(a) Non-income producing security.

(b) Rate shown is the 7-day yield as of February 28, 2021.

ADR - American Depositary Deposit

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks (71.05%)
Agriculture, Foods, & Beverage (5.92%)
Archer-Daniels-Midland Co.	940,561	$53,216,941
Campbell Soup Co.	26,000	1,182,480
Coca-Cola Co., The	410,000	20,085,900
Kellogg Co.	310,000	17,890,100
Nestle SA ADR	319,174	33,455,819
PepsiCo Inc.	110,100	14,223,819

		140,055,059

Banks (2.40%)
M&T Bank Corp.	58,300	8,799,802
Northern Trust Corp.	104,700	9,960,111
U.S. Bancorp	218,145	10,907,250
Wells Fargo & Co.	747,600	27,040,692

		56,707,855

Building Materials & Construction (1.13%)
Vulcan Materials Co.	160,200	26,751,798

Chemicals (4.14%)
Air Products & Chemicals Inc.	230,000	58,792,600
Corteva Inc.	79,452	3,587,258
Dow Inc.	79,452	4,712,298
DuPont de Nemours Inc.	37,715	2,652,119
International Flavors &
Fragrances Inc.	149,967	20,322,028
Novozymes A/S B Shares	124,350	7,685,781

		97,752,084

Computer Software & Services (9.22%)
Alphabet Inc. Class A (a)	36,687	74,177,812
Alphabet Inc. Class C (a)	3,559	7,249,185
Automatic Data Processing Inc.	47,400	8,248,548
Facebook Inc. Class A (a)	49,575	12,771,511
Microsoft Corp.	333,505	77,499,892
SAP SE	52,800	6,503,165
Texas Instruments Inc.	182,262	31,398,275

		217,848,388

Computers (6.53%)
Apple Inc.	1,272,704	154,328,087

Consumer & Marketing (4.10%)
AptarGroup Inc.	134,100	17,442,387
Colgate-Palmolive Co.	80,000	6,016,000
Procter & Gamble Co., The	477,700	59,010,281
Unilever PLC	276,106	14,374,078

		96,842,746

Electronic/Electrical Manufacturing (0.78%)
Emerson Electric Co.	98,600	8,469,740
General Electric Co.	796,300	9,985,602

		18,455,342

Health Care (10.49%)
Abbott Laboratories	146,675	17,568,731
AbbVie Inc.	92,000	9,912,079
Agilent Technologies Inc.	143,787	17,552,079

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Amgen Inc.	70,750	$15,913,090
Eli Lilly and Co.	212,000	43,436,680
Johnson & Johnson	417,700	66,188,742
Medtronic PLC	21,600	2,526,552
Merck & Co. Inc.	103,200	7,494,384
Pfizer Inc.	728,140	24,385,409
Roche Holding AG Sponsored ADR	179,815	7,390,397
Zoetis Inc.	229,495	35,626,804

		247,994,947

Machinery & Manufacturing (8.42%)
3M Co.	124,600	21,812,476
ASML Holding NV NY Reg. Shares	82,440	46,750,900
Caterpillar Inc.	262,400	56,646,912
Deere & Co.	72,202	25,207,162
Donaldson Company Inc.	279,017	16,436,891
HNI Corp.	160,000	5,694,400
Illinois Tool Works Inc.	130,600	26,404,708

		198,953,449

Media & Broadcasting (8.53%)
Walt Disney Co., The (a)	1,065,995	201,515,695

Mining & Metals (2.98%)
BHP Group PLC	169,900	5,375,097
Nucor Corp.	436,800	26,129,376
Rio Tinto PLC	153,825	13,266,911
Rio Tinto PLC ADR	293,000	25,608,200

		70,379,584

Oil & Gas (2.75%)
Chevron Corp.	288,000	28,800,000
Enbridge Inc.	78,375	2,649,859
Exxon Mobil Corp.	512,400	27,859,188
Schlumberger Ltd.	201,727	5,630,200

		64,939,247

Retailers (1.52%)
Walmart Inc.	276,700	35,948,864

Telecom & Telecom Equipment (1.49%)
AT&T Inc.	533,359	14,875,383
Corning Inc.	372,300	14,236,752
Verizon Communications Inc.	112,490	6,220,697

		35,332,832

Transportation (0.39%)
GATX Corp.	68,200	6,508,326
Union Pacific Corp.	12,066	2,485,113
Wabtec Corp.	4,276	309,711

		9,303,150

Utilities & Energy (0.26%)
Duke Energy Corp.	72,333	6,190,982

Total Common Stocks
(cost $416,284,114)		1,679,300,109

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (16.94%)
Aerospace/Defense (0.66%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$556,000	$565,255
Boeing Co.
2.850%, 10/30/2024	1,000,000	1,040,742
General Dynamics Corp.
2.375%, 11/15/2024	500,000	529,275
Raytheon Technologies Corp.
3.150%, 12/15/2024	1,000,000	1,074,963
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	1,066,294
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,069,796
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,088,372
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	1,002,500
Boeing Co.
2.250%, 06/15/2026	500,000	505,121
General Dynamics Corp.
2.125%, 08/15/2026	500,000	524,316
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	1,064,929
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	1,092,169
General Dynamics Corp.
2.625%, 11/15/2027	500,000	529,003
Northrop Grumman Corp.
3.250%, 01/15/2028	1,000,000	1,085,596
General Dynamics Corp.
3.750%, 05/15/2028	1,200,000	1,359,022
Raytheon Technologies Corp.
2.250%, 07/01/2030	1,500,000	1,510,642
Bae Systems PLC (b)
1.900%, 02/15/2031	500,000	481,318

		15,589,313

Agriculture, Foods, & Beverage (1.61%)
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,026,913
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,028,535
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,029,732
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,045,097
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,354,801
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,089,193
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,090,063
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,092,100
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,105,855

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Hershey Co.
3.200%, 08/21/2025	$1,000,000	$1,092,752
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,086,700
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,083,794
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	538,124
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,091,292
Hershey Co.
2.300%, 08/15/2026	1,000,000	1,056,936
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	1,061,454
Danone SA (b)
2.947%, 11/02/2026	1,000,000	1,077,035
General Mills Inc.
3.200%, 02/10/2027	1,000,000	1,096,732
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	544,023
Sysco Corp.
3.250%, 07/15/2027	500,000	547,827
PepsiCo Inc.
3.000%, 10/15/2027	1,500,000	1,643,899
Kellogg Co.
3.400%, 11/15/2027	1,000,000	1,111,791
JM Smucker Co.
3.375%, 12/15/2027	1,500,000	1,659,087
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	1,145,505
General Mills Inc.
4.200%, 04/17/2028	1,000,000	1,154,488
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	2,311,668
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,158,038
Coca-Cola Co., The
2.125%, 09/06/2029	1,000,000	1,021,532
Kellogg Co.
2.100%, 06/01/2030	500,000	497,673
Nestle Holdings Co. (b)
1.250%, 09/15/2030	4,000,000	3,799,132
PepsiCo Inc.
1.400%, 02/25/2031	1,500,000	1,427,125
Coca-Cola Co., The
1.375%, 03/15/2031	1,000,000	947,474

		38,016,370

Automotive (0.55%)
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	1,000,450
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	1,005,495
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	502,539

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
Toyota Motor Credit Corp.
2.900%, 04/17/2024	$1,000,000	$1,068,118
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	532,291
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	1,057,681
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	1,096,907
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	1,092,091
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	1,123,623
Daimler Finance NA LLC (b)
3.750%, 02/22/2028	1,000,000	1,109,940
Toyota Motor Credit Corp.
3.650%, 01/08/2029	1,000,000	1,132,651
Daimler Finance NA LLC (b)
4.300%, 02/22/2029	1,000,000	1,148,390
2.450%, 03/02/2031	1,000,000	1,010,162

		12,880,338

Banks (0.87%)
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	1,001,900
PNC Bank NA
2.150%, 04/29/2021	1,000,000	1,001,527
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,026,194
3.700%, 01/30/2024	500,000	544,970
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,087,813
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,100,247
PNC Bank NA
3.250%, 06/01/2025	500,000	546,977
State Street Corp.
3.550%, 08/18/2025	500,000	554,938
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	1,079,455
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	538,717
State Street Corp.
2.650%, 05/19/2026	1,000,000	1,080,897
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	1,056,489
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	529,312
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,624,756
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	1,100,933
PNC Bank NA
3.100%, 10/25/2027	1,000,000	1,104,206
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	2,227,500

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
U.S. Bancorp
3.900%, 04/26/2028	$1,000,000	$1,150,625
Wells Fargo & Co.
4.150%, 01/24/2029	1,000,000	1,149,393
Bank of America Corp. (c)
3.974%, 02/07/2030	1,000,000	1,133,769

		20,640,618

Chemicals (0.51%)
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,015,337
2.700%, 02/21/2023	1,000,000	1,039,329
3.200%, 01/30/2026	1,000,000	1,098,964
Air Liquide Finance (b)
2.500%, 09/27/2026	1,000,000	1,063,887
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	1,077,167
3.250%, 12/01/2027	1,500,000	1,665,357
PPG Industries Inc.
3.750%, 03/15/2028	2,000,000	2,288,356
E.I. du Pont de Nemours and Co.
2.300%, 07/15/2030	1,000,000	1,019,257
Ecolab Inc.
1.300%, 01/30/2031	2,000,000	1,870,948

		12,138,602

Commercial Service/Supply (0.09%)
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,056,032

Computer Software & Services (0.70%)
Microsoft Corp.
2.125%, 11/15/2022	2,000,000	2,062,610
Intel Corp.
2.700%, 12/15/2022	1,000,000	1,042,733
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	3,108,042
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,086,317
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,108,393
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,106,928
Intel Corp.
2.600%, 05/19/2026	1,000,000	1,068,067
Oracle Corp.
2.650%, 07/15/2026	1,000,000	1,068,560
Microsoft Corp.
2.400%, 08/08/2026	500,000	532,698
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	1,048,770
Microsoft Corp.
3.300%, 02/06/2027	500,000	556,232
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	1,104,580

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Texas Instruments Inc.
2.900%, 11/03/2027	$500,000	$547,676
Oracle Corp.
3.250%, 11/15/2027	1,000,000	1,102,070

		16,543,676

Computers (0.04%)
International Business Machines Corp.
1.950%, 05/15/2030	1,000,000	984,997

Consumer & Marketing (0.70%)
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	500,567
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,019,449
Colgate-Palmolive Co.
2.100%, 05/01/2023	2,000,000	2,077,094
NIKE Inc.
2.250%, 05/01/2023	500,000	518,821
Reckitt Benckiser Treasury Services PLC (b)
2.750%, 06/26/2024	1,000,000	1,060,295
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,088,639
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,087,734
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	540,578
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,082,097
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	521,115
NIKE Inc.
2.375%, 11/01/2026	1,000,000	1,057,784
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	542,852
Reckitt Benckiser Treasury Services PLC (b)
3.000%, 06/26/2027	1,000,000	1,087,683
Clorox Co.
3.100%, 10/01/2027	500,000	551,767
Unilever Capital Corp.
3.500%, 03/22/2028	1,000,000	1,124,368
Clorox Co.
3.900%, 05/15/2028	1,000,000	1,143,233
Estee Lauder Companies Inc., The
2.375%, 12/01/2029	1,000,000	1,040,572
Unilever Capital Corp.
1.375%, 09/14/2030	500,000	477,522

		16,522,170

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer Discretionary (0.07%)
RELX Capital Inc.
4.000%, 03/18/2029	$1,000,000	$1,131,994
3.000%, 05/22/2030	500,000	532,724

		1,664,718

Electronic/Electrical Manufacturing (0.54%)
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,015,809
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	516,411
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,037,138
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,079,761
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	1,083,493
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,085,120
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	1,059,960
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	2,149,290
ABB Finance (USA) Inc.
3.800%, 04/03/2028	1,000,000	1,146,356
Rockwell Automation Inc.
3.500%, 03/01/2029	1,000,000	1,125,664
Honeywell International Inc.
1.950%, 06/01/2030	500,000	503,132
Emerson Electric Co.
1.950%, 10/15/2030	1,000,000	1,008,457

		12,810,591

Financial Services (0.41%)
Mastercard Inc.
2.000%, 11/21/2021	500,000	506,505
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,041,226
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,054,432
3.625%, 05/13/2024	500,000	547,782
3.125%, 01/23/2025	1,000,000	1,076,643
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	812,930
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,095,935
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,095,983
Mastercard Inc.
2.950%, 11/21/2026	500,000	545,168

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Visa Inc.
1.100%, 02/15/2031	$1,000,000	$930,574
NTT Finance Corp. (b)
2.065%, 04/03/2031	1,000,000	996,373

		9,703,551

Health Care (2.00%)
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,018,751
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,023,113
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	1,022,919
Bayer US Finance II LLC (b)
2.200%, 07/15/2022	1,300,000	1,316,688
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,534,878
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,028,459
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	1,032,418
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,047,841
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	2,109,524
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,634,103
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,077,474
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,090,156
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,087,482
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	1,084,770
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,075,287
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	1,078,191
Bayer US Finance II LLC (b)
2.850%, 04/15/2025	1,000,000	1,043,802
Eli Lilly and Co.
2.750%, 06/01/2025	472,000	505,066
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,097,043
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,084,741
Johnson & Johnson
2.450%, 03/01/2026	500,000	534,798
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,105,572
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	535,861
Amgen Inc.
2.600%, 08/19/2026	1,000,000	1,061,082

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Roche Holdings Inc. (b)
2.375%, 01/28/2027	$1,000,000	$1,062,232
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	549,238
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	1,092,740
Amgen Inc.
3.200%, 11/02/2027	1,000,000	1,097,605
Johnson & Johnson
2.900%, 01/15/2028	2,000,000	2,189,338
Stryker Corp.
3.650%, 03/07/2028	1,000,000	1,121,525
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	2,000,000	2,303,582
Sanofi
3.625%, 06/19/2028	1,500,000	1,696,311
Merck & Co. Inc.
3.400%, 03/07/2029	1,000,000	1,122,588
Eli Lilly and Co.
3.375%, 03/15/2029	1,000,000	1,114,801
Pfizer Inc.
3.450%, 03/15/2029	1,000,000	1,119,662
Bristol-Myers Squibb Co.
3.400%, 07/26/2029	2,000,000	2,229,024
Thermo Fisher Scientific Inc.
2.600%, 10/01/2029	1,000,000	1,045,251
Merck & Co. Inc.
1.450%, 06/24/2030	500,000	481,021
AstraZeneca PLC
1.375%, 08/06/2030	1,000,000	935,719
Johnson & Johnson
1.300%, 09/01/2030	2,000,000	1,906,716

		47,297,372

Machinery & Manufacturing (0.66%)
Caterpillar Inc.
3.900%, 05/27/2021	500,000	504,340
John Deere Capital Corp.
2.750%, 03/15/2022	500,000	512,711
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,023,687
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,046,049
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,083,657
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,633,501
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	1,000,000	1,094,654
3M Co.
3.000%, 08/07/2025	1,000,000	1,090,439
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,083,865
3M Co.
2.250%, 09/19/2026	500,000	528,825

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Eaton Corp.
3.103%, 09/15/2027	$1,000,000	$1,097,682
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	1,093,103
3M Co.
3.375%, 03/01/2029	1,000,000	1,109,919
Caterpillar Inc.
2.600%, 09/19/2029	1,000,000	1,057,884
John Deere Capital Corp.
2.450%, 01/09/2030	1,000,000	1,051,668
Equinor ASA
2.375%, 05/22/2030	500,000	508,413

		15,520,397

Media & Broadcasting (0.22%)
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,088,812
2.350%, 01/15/2027	1,000,000	1,048,017
S&P Global Inc.
2.500%, 12/01/2029	1,000,000	1,043,742
1.250%, 08/15/2030	1,000,000	939,289
Comcast Corp.
1.500%, 02/15/2031	1,000,000	941,877

		5,061,737

Mining & Metals (0.12%)
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,022,027
Alcoa Inc.
5.870%, 02/23/2022	756,000	780,570
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,107,821

		2,910,418

Oil & Gas (1.08%)
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,007,579
TransCanada PipeLines Ltd.
2.500%, 08/01/2022	2,000,000	2,058,144
Shell International Finance
2.375%, 08/21/2022	1,000,000	1,030,284
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,044,659
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,955,010
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,058,377
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	527,852
Schlumberger Investment SA
3.650%, 12/01/2023	1,000,000	1,076,603
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,134,854
2.709%, 03/06/2025	1,000,000	1,061,986
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,087,497

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Occidental Petroleum Corp.
3.500%, 06/15/2025	$500,000	$491,565
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,098,230
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,159,573
Shell International Finance
2.875%, 05/10/2026	1,000,000	1,076,843
Baker Hughes, a GE Co., LLC / Baker
Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	1,100,488
Sabal Trail Transmission LLC (b)
4.246%, 05/01/2028	1,000,000	1,128,797
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,148,197
Total Capital International SA
3.455%, 02/19/2029	1,000,000	1,108,305
Exxon Mobil Corp.
3.482%, 03/19/2030	1,000,000	1,111,517
Shell International Finance
2.750%, 04/06/2030	1,000,000	1,049,425
Schlumberger Investment SA
2.650%, 06/26/2030	1,000,000	1,034,158

		25,549,943

Retailers (0.81%)
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,014,596
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,000,716
Home Depot Inc.
2.625%, 06/01/2022	500,000	513,713
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,037,859
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,042,144
3.300%, 04/22/2024	500,000	539,829
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	1,069,617
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,083,570
Target Corp.
3.500%, 07/01/2024	1,000,000	1,096,847
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,101,203
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,095,467
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,088,383
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	1,059,237
Target Corp.
2.500%, 04/15/2026	1,000,000	1,070,300
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	1,052,520

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Costco Wholesale Corp.
3.000%, 05/18/2027	$1,000,000	$1,097,029
Amazon.com Inc.
3.150%, 08/22/2027	1,000,000	1,104,704
McDonald’s Corp.
3.800%, 04/01/2028	1,000,000	1,127,701

		19,195,435

Telecom & Telecom Equipment (0.48%)
Verizon Communications Inc.
2.450%, 11/01/2022	1,000,000	1,027,547
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,095,230
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,091,094
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	554,990
2.950%, 02/28/2026	500,000	542,553
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	1,064,640
AT&T Inc.
1.650%, 02/01/2028	2,000,000	1,957,310
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	1,166,147
Verizon Communications Inc.
4.329%, 09/21/2028	1,012,000	1,172,350
3.875%, 02/08/2029	1,000,000	1,134,689
AT&T Inc.
4.350%, 03/01/2029	500,000	574,116

		11,380,666

Transportation (0.73%)
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	516,982
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	1,034,414
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,569,697
Union Pacific Corp.
2.750%, 04/15/2023	500,000	520,541
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,077,804
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,086,951
Union Pacific Corp.
3.250%, 08/15/2025	500,000	544,303
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,147,564
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	1,069,074
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	541,919
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	538,710
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	1,084,392

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Norfolk Southern Corp.
3.150%, 06/01/2027	$500,000	$552,270
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	2,205,742
Union Pacific Corp.
3.950%, 09/10/2028	1,000,000	1,142,466
3.700%, 03/01/2029	500,000	561,187
United Parcel Service Inc.
2.500%, 09/01/2029	1,000,000	1,046,057

		17,240,073

Utilities & Energy (4.09%)
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,017,456
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	506,223
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,015,699
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,023,578
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,029,265
Detroit Edison Co.
2.650%, 06/15/2022	500,000	511,560
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	1,023,856
Northern States Power Co.
2.150%, 08/15/2022	500,000	507,493
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,029,167
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	1,026,368
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,029,204
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	1,020,716
Tampa Electric Co.
2.600%, 09/15/2022	500,000	513,778
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	513,440
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,028,216
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,042,377
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	2,079,824
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,082,478
Pacificorp
2.950%, 06/01/2023	1,000,000	1,050,850
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,038,133
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,066,516
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,068,944

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
San Diego Gas & Electric Co.
3.600%, 09/01/2023	$2,000,000	$2,139,432
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,069,481
Public Service Company of
New Hampshire
3.500%, 11/01/2023	500,000	538,837
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,076,978
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,083,141
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,074,421
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,078,364
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,160,750
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,072,576
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	1,085,114
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,086,855
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	1,061,232
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	1,062,863
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	539,764
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	1,073,103
Southern California Gas Co.
3.200%, 06/15/2025	500,000	542,076
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	1,069,211
3.450%, 07/01/2025	500,000	535,644
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,090,696
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,085,223
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	544,358
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,090,995
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,089,565
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,092,721
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,086,085
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,087,789
Brooklyn Union Gas Co., The (b)
3.407%, 03/10/2026	1,000,000	1,093,477
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,091,521

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
San Diego Gas & Electric Co.
2.500%, 05/15/2026	$1,000,000	$1,060,317
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	1,065,805
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	1,069,613
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	1,064,655
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	1,064,293
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	1,063,982
CenterPoint Energy Houston
Electric LLC
2.400%, 09/01/2026	500,000	531,857
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	1,056,233
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	534,831
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	1,088,542
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	546,997
Westar Energy Inc.
3.100%, 04/01/2027	1,000,000	1,079,055
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	544,021
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	1,104,364
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	1,000,000	1,093,254
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	1,089,446
Union Electric Co.
2.950%, 06/15/2027	1,000,000	1,083,409
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	1,079,193
Boston Gas Co. (b)
3.150%, 08/01/2027	500,000	547,227
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	544,237
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	1,100,224
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	1,094,571
Pacific Gas & Electric
3.300%, 12/01/2027	1,000,000	1,053,996
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	1,102,106
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	1,111,545
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	1,127,687
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,123,156

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Ameren Illinois Co.
3.800%, 05/15/2028	$1,000,000	$1,126,109
Consolidated Edison Co. of New York
3.800%, 05/15/2028	1,000,000	1,128,690
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,133,459
AEP Texas Central Co.
3.950%, 06/01/2028	1,000,000	1,130,116
Pacific Gas & Electric
3.750%, 07/01/2028	500,000	538,611
Duke Energy Ohio Inc.
3.650%, 02/01/2029	1,000,000	1,121,399
Brooklyn Union Gas Co., The (b)
3.865%, 03/04/2029	1,000,000	1,121,315
Union Electric Co.
3.500%, 03/15/2029	1,000,000	1,113,154
MidAmerican Energy Co.
3.650%, 04/15/2029	2,000,000	2,287,456
Atmos Energy Corp.
2.625%, 09/15/2029	1,000,000	1,049,992
EVERGY METRO
2.250%, 06/01/2030	500,000	510,520
Interstate Power & Light Co.
2.300%, 06/01/2030	500,000	508,471
Southwest Gas Corp.
2.200%, 06/15/2030	500,000	503,920
Alabama Power Co.
1.450%, 09/15/2030	1,500,000	1,424,583
Public Service Company of Colorado
1.875%, 06/15/2031	3,000,000	2,966,430

		96,616,254

Total Corporate Bonds
(cost $375,301,917)		400,323,271

Foreign Government Bonds (0.09%)
Province of Ontario
2.500%, 04/27/2026	1,000,000	1,073,122
Province of Quebec
2.500%, 04/20/2026	1,000,000	1,074,933

Total Foreign Government Bonds
(cost $1,996,348)		2,148,055

Agency Commercial Mortgage-Backed Securities (d) (3.38%)
Federal National Mortgage Association
Series 2012-M5, Class A2,
2.715%, 02/25/2022	1,061,896	1,072,937
Series 2015-M11, Class A2,
2.821%, 04/25/2025	2,000,000	2,145,634
Series 2015-M17, Class A2,
2.895%, 11/25/2025	839,729	908,701
Series 2016-M7, Class A2,
2.499%, 09/25/2026	1,000,000	1,056,136
Series 2016-M6, Class A2,
2.488%, 05/25/2026	1,000,000	1,061,301

	Principal amount	Value
Agency Commercial Mortgage-Backed Securities (Cont.)
Series 2016-M11, Class A2,
2.369%, 07/25/2026	$2,000,000	$2,105,620
Series 2016-M9, Class A2,
2.292%, 06/25/2026	1,000,000	1,036,687
Series 2016-M12, Class AV2,
2.308%, 10/25/2023	989,230	1,015,683
Series 2016-M12, Class A2,
2.442%, 09/25/2026	2,000,000	2,119,584
Series 2017-M7, Class A2,
2.961%, 02/25/2027	2,000,000	2,170,800
Series 2017-M2, Class A2,
2.807%, 02/25/2027	988,943	1,067,900
Series 2017-M4, Class A2,
2.584%, 12/25/2026	2,500,000	2,671,652
Series 2017-M8, Class A2,
3.061%, 05/25/2027	2,000,000	2,194,578
Series 2018-M1, Class A2,
2.985%, 12/25/2027	2,000,000	2,208,622
Series 2018-M2, Class A2,
2.902%, 01/25/2028	2,000,000	2,173,730
Series 2018-M7, Class A2,
3.052%, 03/25/2028	1,500,000	1,650,556
Series 2018-M4, Class A2,
3.045%, 03/25/2028	1,500,000	1,670,901
Federal Home Loan Mortgage Corp.
Series K018, Class A2,
2.789%, 01/25/2022	8,369,562	8,524,634
Series KSMC, Class A2,
2.615%, 01/25/2023	2,000,000	2,082,578
Series K029, Class A1,
2.839%, 10/25/2022	1,489,774	1,508,823
Series K044, Class A2,
2.811%, 01/25/2025	2,000,000	2,151,636
Series K049, Class A2,
3.010%, 07/25/2025	2,000,000	2,179,834
Series K054, Class A2,
2.745%, 01/25/2026	500,000	541,370
Series K055, Class A2,
2.673%, 03/25/2026	2,000,000	2,161,163
Series K722, Class A2,
2.406%, 03/25/2023	1,000,000	1,035,680
Series K056, Class A2,
2.525%, 05/25/2026	2,000,000	2,148,236
Series K057, Class A2,
2.570%, 07/25/2026	2,000,000	2,155,914
Series K058, Class A2,
2.653%, 08/25/2026	1,500,000	1,624,247
Series K723, Class A2,
2.454%, 08/25/2023	2,000,000	2,089,258
Series K059, Class A2,
3.120%, 09/25/2026	1,500,000	1,659,631
Series K724, Class A2,
3.062%, 11/25/2023	500,000	530,982
Series K063, Class A2,
3.430%, 01/25/2027	2,000,000	2,246,978

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Principal amount	Value
Agency Commercial Mortgage-Backed Securities (Cont.)
Series K725, Class A2,
3.002%, 01/25/2024	$3,000,000	$3,198,963
Series K064, Class A2,
3.224%, 03/25/2027	2,500,000	2,787,730
Series K726, Class A2,
2.905%, 04/25/2024	1,354,131	1,439,873
Series K065, Class A2,
3.243%, 04/25/2027	2,000,000	2,237,632
Series K074, Class A2,
3.600%, 01/25/2028	2,000,000	2,290,752
Series K075, Class A2,
3.650%, 02/25/2028	1,500,000	1,718,748
Series K072, Class A2,
3.444%, 12/25/2027	1,500,000	1,701,129
Series K073, Class A2,
3.350%, 01/25/2028	1,000,000	1,129,275
Series K076, Class A2,
3.900%, 04/25/2028	2,000,000	2,322,762

Total Agency Commercial Mortgage-Backed Securities
(cost $74,525,427)		79,798,850

U.S. Treasury Obligations (7.35%)
U.S. Treasury Notes
2.000%, 02/28/2021	5,000,000	5,000,000
2.000%, 11/15/2021	25,000,000	25,341,800
2.500%, 08/15/2023	10,000,000	10,557,030
2.750%, 11/15/2023	10,000,000	10,669,140
2.500%, 05/15/2024	5,000,000	5,343,360
2.000%, 06/30/2024	5,000,000	5,266,405
2.000%, 02/15/2025	15,000,000	15,852,540
2.750%, 02/15/2028	10,000,000	11,067,580
2.375%, 05/15/2029	28,000,000	30,337,356
1.625%, 08/15/2029	18,000,000	18,434,538
1.500%, 02/15/2030	26,000,000	26,264,056
1.125%, 02/15/2031	10,000,000	9,692,190

Total U.S. Treasury Obligations
(cost $167,981,784)		173,825,995

Short-term Investments (1.29%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.04% (e)	30,477,044	30,477,044
TOTAL INVESTMENTS (100.10%)
(cost $1,066,566,634)		2,365,873,324
LIABILITIES, NET OF OTHER ASSETS (-0.10%)		(2,420,971)

NET ASSETS (100.00%)		$2,363,452,353

(a)	Non-income producing security.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the value of these securities amounted to $34,389,166 or 1.46% of net assets.

(c)	Rate is fixed from February 7, 2019 to, but excluding, February 7, 2029 and floating from February 7, 2029 to, but excluding, the maturity date.

(d)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Rate shown is the 7-day yield as of February 28, 2021.

ADR - American Depositary Deposit

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2021

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (99.69%)
U.S. Treasury Notes
2.500%, 02/28/2021	$5,000,000	$5,000,000
1.375%, 04/30/2021	10,000,000	10,021,460
2.000%, 05/31/2021	10,000,000	10,047,730
2.125%, 06/30/2021	2,000,000	2,013,750
1.125%, 07/31/2021	5,000,000	5,022,460
2.000%, 08/31/2021	5,000,000	5,048,240
2.750%, 09/15/2021	2,500,000	2,536,230
2.000%, 10/31/2021	7,500,000	7,596,682
1.875%, 11/30/2021	10,000,000	10,134,770
1.625%, 12/31/2021	1,000,000	1,012,891
1.500%, 01/31/2022	10,000,000	10,128,130
1.750%, 02/28/2022	10,000,000	10,164,840
1.750%, 03/31/2022	10,000,000	10,178,130
1.750%, 04/30/2022	5,000,000	5,095,315
1.875%, 04/30/2022	1,000,000	1,020,547
1.750%, 05/15/2022	10,000,000	10,196,880
1.750%, 06/15/2022	2,000,000	2,042,110
1.750%, 06/30/2022	2,000,000	2,043,204
1.875%, 07/31/2022	2,000,000	2,049,062
1.625%, 08/15/2022	8,500,000	8,683,948
1.750%, 09/30/2022	5,000,000	5,126,565
2.000%, 10/31/2022	2,000,000	2,061,640
1.875%, 10/31/2022	2,000,000	2,057,188
1.625%, 11/15/2022	2,000,000	2,050,312
2.000%, 11/30/2022	2,500,000	2,580,470
1.625%, 12/15/2022	6,000,000	6,158,202
1.500%, 01/15/2023	1,000,000	1,025,156
1.750%, 01/31/2023	2,000,000	2,060,938
2.000%, 02/15/2023	5,000,000	5,178,905
2.500%, 03/31/2023	3,000,000	3,145,314
1.500%, 03/31/2023	2,000,000	2,055,078
1.625%, 04/30/2023	5,000,000	5,154,690
1.625%, 05/31/2023	10,000,000	10,319,140
1.375%, 06/30/2023	9,000,000	9,241,524
1.250%, 07/31/2023	6,000,000	6,148,830
2.500%, 08/15/2023	5,000,000	5,278,515
1.375%, 08/31/2023	4,000,000	4,113,752
1.375%, 09/30/2023	7,000,000	7,203,714
1.625%, 10/31/2023	5,000,000	5,181,835
2.875%, 10/31/2023	2,000,000	2,138,750
2.125%, 11/30/2023	11,000,000	11,557,733
2.250%, 12/31/2023	3,000,000	3,165,819
2.250%, 01/31/2024	5,000,000	5,282,420
2.750%, 02/15/2024	5,000,000	5,358,985
2.125%, 02/29/2024	5,000,000	5,268,945
2.125%, 03/31/2024	3,000,000	3,164,298
2.000%, 04/30/2024	7,000,000	7,364,217
2.500%, 05/15/2024	6,500,000	6,946,368
2.000%, 06/30/2024	2,500,000	2,633,203
1.750%, 06/30/2024	2,000,000	2,089,532
1.750%, 07/31/2024	4,000,000	4,181,092
2.375%, 08/15/2024	7,000,000	7,470,036
1.500%, 09/30/2024	5,000,000	5,183,985
1.500%, 10/31/2024	3,500,000	3,628,789
2.250%, 10/31/2024	2,500,000	2,661,328
2.250%, 11/15/2024	8,000,000	8,519,064
1.500%, 11/30/2024	3,000,000	3,110,157

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.125%, 11/30/2024	$1,000,000	$1,060,313
2.250%, 12/31/2024	8,000,000	8,525,936
1.750%, 12/31/2024	2,000,000	2,092,812
1.375%, 01/31/2025	8,000,000	8,255,312
2.000%, 02/15/2025	8,000,000	8,454,688
1.125%, 02/28/2025	7,000,000	7,153,398
2.125%, 05/15/2025	10,000,000	10,631,640
2.750%, 06/30/2025	3,000,000	3,271,758
2.000%, 08/15/2025	20,500,000	21,705,974
2.250%, 11/15/2025	13,500,000	14,458,716
2.625%, 12/31/2025	10,000,000	10,895,310
2.625%, 01/31/2026	7,000,000	7,632,191
1.625%, 02/15/2026	6,000,000	6,250,314
2.250%, 03/31/2026	5,000,000	5,362,695
2.375%, 04/30/2026	1,000,000	1,079,063
1.625%, 05/15/2026	9,000,000	9,366,327
1.875%, 06/30/2026	7,000,000	7,374,339
1.875%, 07/31/2026	7,000,000	7,372,694
1.375%, 08/31/2026	8,000,000	8,206,872
1.625%, 09/30/2026	7,500,000	7,791,795
1.625%, 10/31/2026	8,000,000	8,306,560
1.625%, 11/30/2026	7,000,000	7,265,783
1.750%, 12/31/2026	6,500,000	6,793,007
1.500%, 01/31/2027	10,000,000	10,301,560
1.125%, 02/28/2027	11,000,000	11,083,787
2.375%, 05/15/2027	4,500,000	4,867,911

Total U.S. Treasury Obligations
(cost $494,301,200)		501,463,623

Short-term Investments (0.27%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.04% (a)	1,357,315	1,357,315
TOTAL INVESTMENTS (99.96%)
(cost $495,658,515)		502,820,938
OTHER ASSETS, NET OF LIABILITIES (0.04%)		202,871

NET ASSETS (100.00%)		$503,023,809

(a) Rate shown is the 7-day yield as of February 28, 2021.

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (94.85%)
Alabama (1.19%)
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	$585,000	$628,945
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	647,424
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	220,000	238,000
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	700,199
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A1	980,000	1,085,438
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	725,349
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,438,872
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A1	1,010,000	1,112,232
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2035	Aa2	215,000	256,190
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2036	Aa2	310,000	367,989
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2037	Aa2	270,000	319,478
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2038	Aa2	265,000	312,623

					8,832,739

Alaska (1.26%)
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,222,480
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,172,241
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,555,827
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,220,037
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,600,661
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,250,516
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,353,968

					9,375,730

Arizona (2.05%)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa1	1,000,000	1,009,450
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax- Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,062,220
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa1	1,000,000	1,015,780
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa1	1,255,000	1,335,119
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,127,352
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,728,341
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	AA	1,165,000	1,221,095
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	614,563
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	621,687
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	545,000	621,687
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,000,000	2,086,540

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	$400,000	$441,744
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,248,368
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	AA	1,000,000	1,097,860

					15,231,806

Arkansas (3.17%)
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,053,340
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,515,872
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	185,000	185,246
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,318,150
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	416,914
Board of Trustees of Arkansas Tech University, Student Fee Refunding Revenue Bonds, Series 2021A	3.000%	05/01/2029	A1	190,000	206,196
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,948,832
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	890,198
Board of Trustees of Arkansas Tech University, Student Fee Refunding Revenue Bonds, Series 2021A	3.000%	05/01/2031	A1	200,000	214,296
Board of Trustees of Arkansas Tech University, Student Fee Refunding Revenue Bonds, Series 2021A	3.000%	05/01/2032	A1	110,000	117,205
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2033	Aa2	5,115,000	5,364,970
Board of Trustees of Arkansas Tech University, Student Fee Refunding Revenue Bonds, Series 2021A	3.000%	05/01/2033	A1	110,000	116,941
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2033	NR	660,000	682,526
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2035	NR	300,000	308,658
Board of Trustees of Arkansas Tech University, Student Fee Refunding Revenue Bonds, Series 2021A	3.000%	05/01/2036	A1	200,000	210,464

					23,549,808

California (5.99%)
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	259,648
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2026	Aaa	1,275,000	1,296,841
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,240,758
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,114,350
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	824,100
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,723,941
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,147,686
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,325,969
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,888,271

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa2	$2,835,000	$3,126,665
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	624,872
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,268,974
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	Aa2	1,600,000	1,851,472
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	3,266,250
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	460,840
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	750,000	816,225
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	574,730
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	812,573
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	594,986
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	4.000%	08/01/2033	A+	385,000	451,582
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	638,743
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	600,000	696,810
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2034	A+	2,000,000	2,118,480
Central Unified School District, (Fresno County, California), General Obligation Bonds, 2016 Election, Series C, (GO Reauthorization Bonds)	3.000%	08/01/2034	Aa3	380,000	419,607
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	AA	200,000	235,248
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2035	A+	1,150,000	1,214,768
Central Unified School District, (Fresno County, California), General Obligation Bonds, 2016 Election, Series C, (GO Reauthorization Bonds)	3.000%	08/01/2035	Aa3	300,000	329,592
Gavilan Joint Community College District, (Santa Clara and San Benito Counties, California), Election of 2018 General Obligation Bonds, Series B, (Federally Tax- Exempt)	3.000%	08/01/2035	Aa3	1,000,000	1,097,730
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	AA	355,000	416,724
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2036	A+	600,000	631,680
Contra Costa Community College District, (Contra Costa County, California), General Obligation Bonds, Election of 2014, 2020 Series C	3.000%	08/01/2036	Aa1	1,875,000	2,089,087
Gavilan Joint Community College District, (Santa Clara and San Benito Counties, California), Election of 2018 General Obligation Bonds, Series B, (Federally Tax- Exempt)	3.000%	08/01/2036	Aa3	1,000,000	1,089,590

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	AA	$400,000	$468,600
San Francisco Bay Area Rapid Transit District, General Obligation Bonds, (Election of 2016), 2020 Series C-1 Bonds (Green Bonds)	3.000%	08/01/2036	Aaa	2,250,000	2,464,830
Central Unified School District, (Fresno County, California), General Obligation Bonds, 2016 Election, Series C, (GO Reauthorization Bonds)	3.000%	08/01/2037	Aa3	755,000	821,546
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	AA	500,000	584,570
San Francisco Bay Area Rapid Transit District, General Obligation Bonds, (Election of 2016), 2020 Series C-1 Bonds (Green Bonds)	3.000%	08/01/2037	Aaa	3,250,000	3,534,797

					44,523,135

Colorado (3.37%)
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA	900,000	934,353
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	Aa1	3,300,000	3,457,278
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa1	1,000,000	1,127,720
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	3,219,030
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	531,202
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa1	1,000,000	1,104,920
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2034	A+	1,805,000	2,123,709
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	AA-	2,500,000	3,049,600
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2035	A+	980,000	1,149,167
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2036	A+	1,000,000	1,168,220
City of Westminister, Colorado, Water and Wastewater Utility Enterprise, Water and Wastewater Revenue Bonds, Series 2019	4.000%	12/01/2036	AAA	1,000,000	1,191,540
Durango School District 9-R, (La Plata County, Colorado), General Obligation Bonds, Series 2021 (c)	4.000%	11/01/2038	Aa2	5,000,000	6,010,900

					25,067,639

Connecticut (0.82%)
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (d)	2.000%	07/01/2042	Aaa	5,700,000	6,063,660

Florida (3.53%)
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100)(b)	5.000%	10/01/2022	Aa2	365,000	375,311
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100)(b)	5.000%	10/01/2023	Aa2	200,000	205,650
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A (Prerefunded to 10-01-2023 @ 100) (b)	5.000%	10/01/2026	Aa2	400,000	448,840
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,492,427
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.000%	08/01/2032	AA+	520,000	562,838
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	4.000%	09/01/2032	Aa3	540,000	625,455
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A (Prerefunded to 10-01-2023 @ 100) (b)	5.000%	10/01/2032	Aa2	750,000	841,575

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Collier County Water-Sewer District, (Florida), Water Sewer Revenue Bonds, Series 2019	3.000%	07/01/2033	Aaa	$5,080,000	$5,496,662
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.250%	08/01/2033	AA+	535,000	586,429
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2033	Aa3	750,000	926,100
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	4.000%	08/01/2034	AA+	555,000	642,385
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2034	Aa3	750,000	924,210
City of Tampa, Florida, Revenue and Revenue Refunding Bonds, (The University of Tampa Project), Series 2020A	5.000%	04/01/2035	A-	1,000,000	1,233,330
City of Tampa, Florida, Revenue and Revenue Refunding Bonds, (The University of Tampa Project), Series 2020A	5.000%	04/01/2036	A-	1,600,000	1,965,952
JEA Florida, Water and Sewer System Revenue Bonds, 2020 Series A	3.000%	10/01/2036	Aa3	8,295,000	8,872,498

					26,199,662

Georgia (0.66%)
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,169,241
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010 (Prerefunded to 03-15-2021 @ 100) (b)	5.000%	02/01/2022	Aa2	1,000,000	1,001,740
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2034	NR	500,000	563,930
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2035	NR	250,000	280,277
Forsyth County Water and Sewerage Authority (Georgia), Refunding and Improvement Revenue Bonds, Series 2019	3.000%	04/01/2035	Aaa	1,000,000	1,109,190
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2036	NR	700,000	781,676

					4,906,054

Hawaii (0.08%)
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01- 2022 @ 100) (b)	5.000%	09/01/2031	Aa2	575,000	616,693

Idaho (1.27%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,326,890
Boise State University, General Revenue Project Bonds, Series 2018A	4.000%	04/01/2032	A+	445,000	500,207
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2032	A1	265,000	307,045
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2033	A+	545,000	583,722
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2033	A1	180,000	207,680
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2034	A+	240,000	291,015
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2034	A+	310,000	330,572
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2034	A1	255,000	293,079
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2035	A+	250,000	302,465
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2035	A+	300,000	317,457
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2035	A1	175,000	200,618
The Regents of The University of Idaho, General Revenue Refunding Bonds, Series 2021A	5.000%	04/01/2035	A1	420,000	543,988
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2036	A+	300,000	314,694
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2036	A1	200,000	228,480
The Regents of The University of Idaho, General Revenue Refunding Bonds, Series 2021A	5.000%	04/01/2036	A1	400,000	515,960
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2037	A+	310,000	323,646
The Regents of The University of Idaho, General Revenue Refunding Bonds, Series 2021A	5.000%	04/01/2037	A1	385,000	495,399
The Regents of The University of Idaho, General Revenue Refunding Bonds, Series 2021A	5.000%	04/01/2038	A1	275,000	352,976

					9,435,893

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (3.34%)
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	$215,000	$217,789
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,416,136
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,332,243
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,205,000	1,246,584
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA	1,190,000	1,347,235
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA	500,000	574,650
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	587,975
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,137,670
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	241,512
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,332,840
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	3,000,000	3,551,430
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	841,740
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	3.375%	01/15/2031	AA+	1,095,000	1,223,914
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	4.000%	07/15/2032	AA+	2,285,000	2,635,176
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2033	Aa3	650,000	691,463
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2034	AA-	865,000	977,874
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2034	AA	335,000	408,563
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2034	Aa3	675,000	721,028
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2035	AA-	895,000	1,008,352
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax first Mortgage Bonds, Series 2018	5.000%	07/15/2035	AA	600,000	729,540
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2035	Aa3	700,000	743,792
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2036	AA	700,000	848,092

					24,815,598

Iowa (2.15%)
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	266,553
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,433,374
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	502,775
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,159,131
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,505,563
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,691,241
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,202,248

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	$2,100,000	$2,158,653
City of Cedar Rapids, Iowa, Water Revenue Bonds, Series 2018D	3.000%	06/01/2029	Aa2	950,000	1,024,850
City of Council Bluffs, Iowa, General Obligation Bonds, Series 2018A	3.000%	06/01/2029	Aa2	1,050,000	1,134,945
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,887,369

					15,966,702

Kansas (2.78%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	1,475,000	1,477,021
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,986,161
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,623,862
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,096,970
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100)(b)	4.500%	09/01/2028	Aa2	3,000,000	3,062,400
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series 2017A	3.000%	01/01/2032	Aaa	2,500,000	2,673,100
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A (e)	5.000%	09/01/2033	Aa2	5,000,000	6,152,950
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	4.000%	11/01/2033	Aa2	440,000	518,549
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	4.000%	11/01/2034	Aa2	455,000	532,550
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	3.000%	11/01/2035	Aa2	475,000	504,987

					20,628,550

Kentucky (2.24%)
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa2	1,110,000	1,194,915
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.250%	09/15/2029	A1	1,735,000	1,907,112
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.000%	10/01/2029	Aa2	1,060,000	1,138,482
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.375%	09/15/2030	A1	1,800,000	1,982,484
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.125%	10/01/2030	Aa2	1,095,000	1,176,961
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa2	3,660,000	3,924,069
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.500%	09/15/2031	A1	1,860,000	2,032,850
City of Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019	3.000%	06/01/2033	Aa3	3,115,000	3,265,486

					16,622,359

Maine (0.44%)
Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	3,265,200

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (0.45%)
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	$2,000,000	$2,107,920
Caroline County, Maryland, (County Commissioners of Caroline County), Consolidated Public Improvement and Refunding Bonds of 2019	3.000%	01/15/2032	Aa3	1,150,000	1,264,942

					3,372,862

Massachusetts (0.70%)
Town of Northbridge, Massachusetts, General Obligation School Project Loan, Chapter 70B Bonds, Unlimited Tax	3.000%	06/01/2032	AA	1,000,000	1,094,450
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01- 2021 @ 100) (b)	5.000%	06/01/2034	Aa1	2,000,000	2,024,060
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A (Prerefunded to 12-01-2021 @ 100) (b)	5.000%	12/01/2034	AA	2,000,000	2,072,720

					5,191,230

Michigan (4.43%)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	428,370
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2022	A+	275,000	277,195
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	475,204
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2023	A+	400,000	403,192
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2024	A+	600,000	604,788
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax) (Prerefunded to 05-01- 2021 @ 100) (b)	5.000%	05/01/2025	A+	1,880,000	1,894,833
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of
Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,329,010
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,386,015
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,390,942
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	3,850,000	4,132,205
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding
Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,142,200
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	567,595
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,188,322
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011 (Prerefunded to 03-27-2021 @ 100) (b)	4.500%	02/01/2028	AA-	750,000	752,250
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	872,222
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	339,435

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	$600,000	$707,814
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	818,230
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,285,790
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2032	AAA	595,000	692,634
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2033	AAA	630,000	731,014
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2034	AAA	670,000	775,156
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A+	400,000	475,860
Rockford Public Schools, County of Kent, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A	1,755,000	2,045,330
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2019 School Building and Site and Refunding Bonds, (Unlimited Tax General Obligation)	5.000%	05/01/2036	Aa3	1,635,000	2,065,872
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2036	A+	865,000	1,025,406
West Bloomfield School District, County of Oakland, State of Michigan, 2020 School Building and Site Bonds, (General Obligation - Unlimited Tax)	3.000%	05/01/2036	A1	3,825,000	4,093,821

					32,900,705

Minnesota (2.94%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa2	2,720,000	2,840,170
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,900,454
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,044,880
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A (Crossover Refunding to 02-01- 2024 @ 100) (b)	3.250%	02/01/2026	A3	3,860,000	4,165,519
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,655,794
City of Eagan, Minnesota, General Obligation Bonds, Series 2018A	3.250%	02/01/2032	Aaa	1,245,000	1,342,073
Independent School District No. 622, (North St. Paul-Maplewood-Oakdale), Minnesota, (Ramsey and Washington Counties), General Obligation Facilities Maintenance Bonds, Series 2019B	3.000%	02/01/2034	A1	3,300,000	3,566,904
City of Minneapolis, Minnesota, General Obligation Bonds (Green Bonds), Series 2019	3.000%	12/01/2035	AAA	2,000,000	2,137,240
Minnesota Higher Education Facilities Authority, Revenue Bonds, Series 2021, (St. Olaf College) (c)	3.000%	10/01/2038	A1	2,000,000	2,171,720

					21,824,754

Mississippi (1.28%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa3	1,000,000	1,000,000
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,583,317

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	$3,000,000	$3,309,330
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,628,022

					9,520,669

Missouri (2.86%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	295,000	304,844
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,124,107
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa3	465,000	510,626
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa3	400,000	438,144
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa3	425,000	464,627
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2033	AA	1,000,000	1,136,450
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2034	AA	2,500,000	2,832,425
Wentzville R-IV School District, St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2018	4.000%	03/01/2034	Aa2	3,000,000	3,425,460
Francis Howell R-III School District, St. Charles County, Missouri, General Obligation Bonds, Series 2020	3.000%	03/01/2035	AA	3,750,000	4,067,100
City of Columbia, Missouri, Water and Electric System Refunding Revenue Bonds, Series 2019B	3.000%	10/01/2035	A+	3,520,000	3,728,982
Carthage R-IX School District of Jasper County, Missouri, General Obligation Bonds, (Missouri Direct Deposit Program), Series 2020A	3.000%	03/01/2036	A+	500,000	535,125
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,115,860
Carthage R-IX School District of Jasper County, Missouri, General Obligation Bonds, (Missouri Direct Deposit Program), Series 2020A	3.000%	03/01/2037	A+	550,000	586,757

					21,270,507

Montana (3.78%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	958,255
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	576,807
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,138,451
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,160,631
City of Forsythe, Montana, Pollution Control Revenue Refunding Bonds, (Portland General Electric Company Project), Series 1998A (Non-AMT)	2.125%	05/01/2033	A	5,000,000	5,126,650
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,206,764
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	4.500%	07/01/2033	A+	560,000	666,383
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2033	A+	520,000	599,024

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (Cont.)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	$505,000	$604,697
High School District No. A (Great Falls), Cascade County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	725,000	890,409
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	805,000	988,661
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	648,790
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2034	A+	1,000,000	1,185,440
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,064,492
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2035	A+	1,925,000	2,358,202
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2035	A+	845,000	967,804
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2035	A+	750,000	886,245
State of Montana, The Board of Regents of Higher Education, The University of Montana, General Revenue Bonds, Series 2019B	3.000%	11/15/2035	Aa3	3,660,000	3,942,552
K-12 School District No. 1 (Townsend), Broadwater County, Montana, General Obligation School Building Bonds, Series 2020	3.000%	07/01/2036	A+	750,000	818,940
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2036	A+	585,000	667,859
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2036	A+	965,000	1,135,776
K-12 School District No. 1 (Townsend), Broadwater County, Montana, General Obligation School Building Bonds, Series 2020	3.000%	07/01/2037	A+	465,000	505,790

					28,098,622

Nebraska (1.71%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,329,216
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011 (Prerefunded to 12-15-2021 @ 100) (b)	5.000%	12/15/2023	AA-	1,560,000	1,619,670
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	AA-	145,000	158,191
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	AA-	180,000	208,424
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011 (Prerefunded to 12-15-2021 @ 100) (b)	5.000%	12/15/2026	AA-	1,925,000	1,998,631
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	176,451
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	AA-	250,000	296,122
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	292,285
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015 (Prerefunded to 12-15-2025 @ 100) (b)	5.000%	12/15/2029	AA-	260,000	314,439
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	378,589
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014 (Prerefunded to 12-15-2024 @ 100) (b)	5.000%	12/15/2030	AA-	700,000	821,156
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	1,965,949
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014 (Prerefunded to 12-15-2024 @ 100) (b)	5.000%	12/15/2032	AA-	565,000	662,790

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2034	Aa1	$1,105,000	$1,228,451
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2035	Aa1	1,140,000	1,258,993

					12,709,357

Nevada (0.46%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,427,909

New Jersey (1.94%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,778,568
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	785,677
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	630,156
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B (Prerefunded to 12-15-2022 @ 100) (b)	4.000%	12/15/2023	AA+	465,000	496,313
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,428,201
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,711,019
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,121,950
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,199,565
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,220,920

					14,372,369

New Mexico (3.27%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa3	2,000,000	2,078,740
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,073,672
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,097,764
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,308,594
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	225,000	243,272
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	800,000	874,136
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	754,586
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	981,738
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,643,139
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	779,187
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	982,062
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,632,261
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	803,767
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	3.625%	08/01/2029	AA	3,075,000	3,449,781
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	4.000%	08/01/2030	AA	1,000,000	1,135,680

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018 (e)	5.000%	08/01/2034	A1	$1,800,000	$2,243,070
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2035	A1	2,600,000	3,231,436

					24,312,885

New York (0.83%)
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	A+	3,000,000	3,342,780
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,850,950

					6,193,730

North Carolina (2.32%)
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,003,030
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2026	AA-	1,960,000	2,361,467
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,301,464
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2028	AA-	890,000	1,126,980
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	815,941
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2029	AA-	935,000	1,208,740
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	307,479
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2030	AA-	500,000	657,615
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2031	AA-	500,000	651,650
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa2	2,850,000	3,138,591
County of Forsyth, North Carolina, General Obligation, Public Improvement Bonds, Series 2019B	3.000%	03/01/2032	Aaa	1,000,000	1,124,710
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2033	AA-	750,000	967,875
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2035	AA-	1,000,000	1,281,450
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2037	AA-	1,000,000	1,272,000

					17,218,992

North Dakota (1.46%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,005,260
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	900,506
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	884,546
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	873,193
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,846,991
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2031	Aa1	1,015,000	1,091,906

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Dakota (Cont.)
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2032	Aa1	$1,060,000	$1,136,543
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2033	Aa2	1,350,000	1,461,267
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2034	Aa2	1,550,000	1,671,985

					10,872,197

Ohio (5.83%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,088,220
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01- 2021 @ 100) (b)	4.300%	11/01/2023	AA-	2,840,000	2,918,554
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa3	660,000	728,152
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	190,000	197,304
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,463,076
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa3	865,000	966,707
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,098,310
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	196,576
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	A1	1,250,000	1,378,787
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2028	Aa2	1,000,000	1,080,390
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,781,846
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified) (Prerefunded to 12-01-2023 @ 100) (b)	5.000%	12/01/2028	Aa2	225,000	253,843
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014 (Prerefunded to 11-01-2023 @ 100) (b)	5.000%	11/01/2029	Aa2	800,000	900,824
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified) (Prerefunded to 12-01-2023 @ 100) (b)	5.000%	12/01/2029	Aa2	200,000	225,638
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014 (Prerefunded to 11-01-2023 @ 100) (b)	5.000%	11/01/2030	Aa2	1,335,000	1,503,250
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	275,272
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	394,474
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2030	Aa1	750,000	855,982

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	$220,000	$256,632
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2031	Aa1	350,000	398,121
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2032	Aa2	1,500,000	1,620,585
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	255,660
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2032	Aa3	315,000	348,718
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2032	AA	1,750,000	1,975,120
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2032	Aa1	375,000	425,272
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School
Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	428,490
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2033	Aa3	235,000	259,562
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2033	Aa1	500,000	597,020
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2033	Aa1	400,000	452,364
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2033	Aa1	790,000	930,573
North Canton City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2020	3.000%	11/01/2034	Aa3	1,065,000	1,155,663
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	AA	1,000,000	1,123,340
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	Aa1	500,000	595,385
Gahanna-Jefferson City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2021, (General Obligation - Unlimited Tax) (c)	3.000%	12/01/2034	Aa3	750,000	837,345
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2034	Aa1	875,000	987,639
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2035	Aa3	1,870,000	2,058,402
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2035	Aa1	500,000	593,515
Gahanna-Jefferson City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2021, (General Obligation - Unlimited Tax) (c)	3.000%	12/01/2035	Aa3	1,000,000	1,112,080
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2035	Aa1	475,000	554,363
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2020A	4.000%	09/01/2036	Aa3	3,000,000	3,520,170
North Canton City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2020	3.000%	11/01/2036	Aa3	685,000	738,170
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2036	Aa1	1,000,000	1,184,580
Gahanna-Jefferson City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2021, (General Obligation - Unlimited Tax) (c)	3.000%	12/01/2036	Aa3	800,000	885,864

28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
North Canton City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2020	3.000%	11/01/2037	Aa3	$955,000	$1,025,871
Gahanna-Jefferson City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2021, (General Obligation - Unlimited Tax) (c)	3.000%	12/01/2037	Aa3	1,500,000	1,654,980

					43,282,689

Oklahoma (1.28%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,507,075
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,115,350
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,060,980
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	1,500,000	1,830,105

					9,513,510

Oregon (1.07%)
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	424,836
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aa1	1,330,000	1,337,554
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	155,000	167,650
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014 (Prerefunded to 06-15-2024 @ 100) (b)	5.000%	06/15/2028	A+	2,500,000	2,877,700
Administrative School District No. 1 (Bend-La Pine), Deschutes County, Oregon, General Obligation Bonds, Series 2019	3.000%	06/15/2035	Aa2	2,865,000	3,136,144

					7,943,884

Pennsylvania (1.37%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011 (Prerefunded to 03-01-2021 @ 100) (b)	4.500%	03/01/2025	Aaa	1,605,000	1,605,000
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011 (Prerefunded to 03-01-2021 @ 100) (b)	4.500%	03/01/2027	Aaa	2,505,000	2,505,000
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	394,380
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	351,903
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt) (Prerefunded to 10-01-2022 @ 100) (b)	5.000%	10/01/2030	AA	1,500,000	1,614,810
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15- 2024 @ 100) (b)	5.000%	11/15/2031	AA	1,365,000	1,596,094
County of Jefferson, (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2021 (c)	3.000%	12/15/2033	A+	400,000	437,516
County of Jefferson, (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2021 (c)	3.000%	12/15/2035	A+	800,000	864,984
County of Jefferson, (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2021 (c)	3.000%	12/15/2037	A+	770,000	821,166

					10,190,853

South Carolina (1.60%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,445,728
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A (Prerefunded to 09-01-2021 @ 100) (b)	4.000%	03/01/2023	Aa3	1,675,000	1,707,210
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA	355,000	377,376

See accompanying notes to schedules of investments.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA	$270,000	$289,796
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA	380,000	406,418
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA	520,000	561,376
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,226,339
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B (Prerefunded to 03-01-2023 @ 100) (b)	5.000%	03/01/2030	Aa3	2,160,000	2,366,107
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA	535,000	575,179
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2019A	3.000%	02/01/2035	Aa1	1,750,000	1,938,370

					11,893,899

South Dakota (0.03%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (Prerefunded to 01-15-2022 @ 100) (b)	3.000%	07/15/2022	AA-	250,000	256,165

Tennessee (2.54%)
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100) (b)	4.500%	05/15/2022	AA	2,760,000	2,784,454
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB- 2015	3.000%	03/01/2025	Aa1	1,170,000	1,225,552
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	726,907
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	751,897
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	776,883
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	937,592
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	1,031,352
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA+	1,065,000	1,220,543
City of Knoxville, Tennessee, Wastewater System Revenue Refunding Bonds, Series 2013A	3.375%	04/01/2034	Aa2	5,000,000	5,008,200
The City of Portland, Tennessee, Water and Sewer System Revenue Bonds, Series 2020	4.000%	04/01/2035	A	1,225,000	1,432,307
City of Memphis, Tennessee Memphis Light, Gas and Water Division, Electric System Revenue Bonds, Series 2020A	3.000%	12/01/2035	A+	1,000,000	1,115,370
City of Memphis, Tennessee Memphis Light, Gas and Water Division, Electric System Revenue Bonds, Series 2020A	3.000%	12/01/2036	A+	1,640,000	1,821,351

					18,832,408

Texas (2.63%)
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,828,900
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,544,852
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	5.000%	03/01/2032	Aa3	250,000	310,363
Lake Travis Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	1,000,000	1,153,070
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	5.000%	03/01/2033	Aa3	200,000	247,980
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2034	AA	1,565,000	1,665,285

30	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2034	Aa3	$280,000	$325,987
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2035	AA	2,710,000	2,880,378
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2035	Aa3	200,000	232,338
Harris County, Texas, Toll Road First Lien Revenue and Refunding Bonds, Series 2021	4.000%	08/15/2035	Aa2	1,000,000	1,212,180
City Of Beaumont, Texas, (A political subdivision of the State of Texas located within Jefferson County, Texas), Waterworks and Sewer System Revenue and Refunding Bonds, Series 2020A	4.000%	09/01/2035	A1	1,515,000	1,789,215
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2036	Aa3	325,000	376,389
Waco Education Finance Corporation, Revenue Refunding Bonds, Baylor University Issue, Series 2020A, (Tax-Exempt Fixed Rate Bonds)	4.000%	03/01/2036	A+	750,000	867,457
Harris County, Texas, Toll Road First Lien Revenue and Refunding Bonds, Series 2021	4.000%	08/15/2036	Aa2	1,000,000	1,206,320
City Of Beaumont, Texas, (A political subdivision of the State of Texas located within Jefferson County, Texas), Waterworks and Sewer System Revenue and Refunding Bonds, Series 2020A	4.000%	09/01/2036	A1	1,720,000	2,023,116
Waco Education Finance Corporation, Revenue Refunding Bonds, Baylor University Issue, Series 2020A, (Tax-Exempt Fixed Rate Bonds)	4.000%	03/01/2037	A+	725,000	835,940

					19,499,770

Utah (0.89%)
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,371,838
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2033	AA+	1,000,000	1,149,760
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,908,350
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2034	AA+	1,000,000	1,146,790

					6,576,738

Vermont (0.52%)
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2032	Aa3	175,000	221,499
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2033	Aa3	190,000	239,408
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2034	Aa3	255,000	320,000
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2034	Aa3	410,000	514,509
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2035	Aa3	265,000	331,131
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2035	Aa3	435,000	543,554
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2036	Aa3	910,000	1,133,341
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2037	Aa3	440,000	546,427

					3,849,869

See accompanying notes to schedules of investments.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (0.55%)
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	$650,000	$690,950
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aaa	1,205,000	1,294,315
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D (Prerefunded to 08-01-2022 @ 100) (b)	4.000%	08/01/2030	Aa1	2,000,000	2,109,000

					4,094,265

Washington (6.40%)
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax
General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	1,956,169
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 03-12-2021 @ 100) (b)	4.625%	12/01/2024	Aa3	235,000	235,294
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,408,481
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,271,040
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	AA+	2,500,000	2,696,675
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	447,400
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,221,726
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,179,391
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	389,141
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,158,330
Public Utility District No. 1 of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2029	Baa2	895,000	914,243
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,123,980
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,203,800
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,839,028
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,102,717
Public Utility District No. 1 Of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2030	Baa2	920,000	930,203
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,899,500
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,359,014
Public Utility District No. 1 Of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2031	Baa2	945,000	947,107
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	967,310
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2019 (e)	3.000%	12/01/2033	AA+	5,095,000	5,539,895
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2017	4.000%	12/01/2033	AA+	5,000,000	5,757,800
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,206,142
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	585,970
Selah School District No. 119, Yakima and Kittitas Counties, Washington, Unlimited Tax General Obligation Bonds, 2018	4.375%	12/01/2034	A1	1,040,000	1,233,315
Public Utility District No.1 of Okanogan County, Washington, Electric System Revenue Bonds, 2020 Series A	4.000%	12/01/2035	A1	500,000	588,645

32	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No.1 of Okanogan County, Washington, Electric System Revenue Bonds, 2020 Series A	4.000%	12/01/2036	A1	$400,000	$468,964
Public Utility District No.1 of Okanogan County, Washington, Electric System Revenue Bonds, 2020 Series A	4.000%	12/01/2037	A1	800,000	934,640

					47,565,920

West Virginia (1.41%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa3	2,510,000	2,580,907
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2024	Aa3	3,200,000	3,290,400
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (Prerefunded to 05-01-2022 @ 100) (b)	4.000%	05/01/2025	AA-	1,105,000	1,153,918
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	403,942
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	135,368
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (Prerefunded to 05-01-2022 @ 100) (b)	4.000%	05/01/2026	AA-	2,180,000	2,276,509
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	626,075

					10,467,119

Wisconsin (5.96%)
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,143,900
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A	1,000,000	1,003,450
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	130,000	134,215
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,753,906
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,130,003
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2024 @ 100) (b)	4.000%	04/01/2027	Aa3	340,000	377,767
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2024 @ 100) (b)	4.000%	04/01/2028	Aa3	275,000	305,547
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2024 @ 100) (b)	4.000%	04/01/2029	Aa3	400,000	444,432
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,151,270
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	03/01/2030	AA-	1,595,000	1,720,160
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,302,540
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	03/01/2031	AA-	1,395,000	1,505,484
Waupaca County, Wisconsin, General Obligation Highway Facility Building Bonds, Series 2018A	3.250%	03/01/2031	Aa2	1,160,000	1,274,005
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2031	A+	1,000,000	1,073,910
D.C. Everest Area School District, Marathon County, Wisconsin, General Obligation School Building and Improvement Bonds, Series 2018	3.375%	04/01/2031	AA	3,900,000	4,267,614

See accompanying notes to schedules of investments.	33

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	04/01/2031	AA	$850,000	$916,903
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2031	Aa2	300,000	349,494
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A (e)	5.000%	11/01/2031	A	2,200,000	2,531,936
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2031	AA+	1,300,000	1,455,649
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	04/01/2032	A+	1,120,000	1,203,451
Hamilton School District, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	3.250%	04/01/2032	Aa1	3,390,000	3,650,759
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2032	AA	1,520,000	1,639,624
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,374,803
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2032	Aa2	675,000	781,603
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2032	AA+	1,325,000	1,476,408
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2033	AA+	1,375,000	1,525,232
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2034	Aa2	1,390,000	1,586,143
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	AA	1,405,000	1,510,347
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	AA	1,535,000	1,644,906

					44,235,461

Total Long-term Municipal Bonds
(cost $667,414,776)					704,590,566

				Shares	Value
Short-term Investments (6.37%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.04% (f)				47,338,695	47,338,695

Total Short-term Investments
(cost $47,338,695)					47,338,695

TOTAL INVESTMENTS (101.22%)
(cost $714,753,471)					751,929,261
LIABILITIES, NET OF OTHER ASSETS (-1.22%)					(9,059,088)

NET ASSETS (100.00%)					$742,870,173

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(e)	This security has been segregated to cover when-issued purchase commitments.

(f)	Rate shown is the 7-day yield as of February 28, 2021.

NR - Not Rated

34	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 28, 2021. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2021, the Municipal Bond Fund had commitments of $15,147,933 (representing 2.04% of net assets) for when-issued securities.

35

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”, which removes, modifies, and adds certain fair value disclosure requirements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Funds applied the amendments beginning with the fiscal period ended November 30, 2021. This change had no impact on the Trust’s financial statements.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

36

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund

Common Stocks (a)	$6,171,648,181	$—	$—	$6,171,648,181

Short-term Investments	32,286,608	—	—	32,286,608
Balanced Fund

Common Stocks (a)	1,679,300,109	—	—	1,679,300,109

Corporate Bonds (a)	—	400,323,271	—	400,323,271

Foreign Government Bonds	—	2,148,055	—	2,148,055

Agency Commercial Mortgage-Backed Securities	—	79,798,850	—	79,798,850

U.S. Treasury Obligations	—	173,825,995	—	173,825,995

Short-term Investments	30,477,044	—	—	30,477,044
Interim Fund

U.S. Treasury Obligations	—	501,463,623	—	501,463,623

Short-term Investments	1,357,315	—	—	1,357,315
Municipal Bond Fund

Long-term Municipal Bonds	—	704,590,566	—	704,590,566

Short-term Investments	47,338,695	—	—	47,338,695

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2020 or for the period ended February 28, 2021.

4.	Income Taxes

As of February 28, 2021, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,432,222,545	$4,819,013,785	$(47,301,541)	$4,771,712,244
Balanced Fund	1,066,566,634	1,322,365,151	(23,058,461)	1,299,306,690
Interim Fund	495,658,515	9,934,294	(2,771,871)	7,162,423
Municipal Bond Fund	714,753,471	38,325,116	(1,149,326)	37,175,790

5.	Principal Risks

Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

Management Risk

The assessment by the Funds’ investment adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Market Risk

Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

37

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Interest Rate Risk and Call Risk

The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the

U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

Credit Risk

The risk that a bond issuer fails to make principal or interest payments when due to a Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

Municipal Bond Risk

Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders.

Inflation Risk

The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Liquidity Risk

The investment adviser to the Funds may have difficulty selling securities a Fund holds at the time it would like to sell, and at the value a Fund has placed on those securities.

Tax Risk

The Growth Fund’s and Balanced Fund’s long-term ownership strategies historically has resulted in a low rate of turnover in their portfolios. Therefore, these Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Manager sell any appreciated assets, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Growth Fund or Balanced Fund through a tax-advantaged account (such as an IRA), buying such shares at a time when the Growth Fund or Balanced Fund has unrealized gains might eventually cost you money in taxes.

Long-term Ownership Strategy Risk

The investment approach for the Growth Fund and the Balanced Fund generally emphasizes buying and holding securities over long periods. As such, the Growth Fund or the Balanced Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause such Fund to under perform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover. In determining which portfolio securities to sell, the Manager considers, and seeks to mitigate, the amount of capital gains that may be realized by such sale.

Income Risk

The risk that the income from the bonds a Fund holds will decline. This risk applies when a Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

6.	Coronavirus Disease 2019

The Coronavirus Disease 2019, or “COVID-19”, outbreak is currently impacting the United States and many countries around the world. Due to the recent and rapidly evolving nature of these events, the Funds’ are unable to estimate the full impact at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

38